Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 42,793,058
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	3,699,210
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	46,492,268
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	828,871
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	22,251,502
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	11,218,682
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	4,031,291
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	37,501,475
EBP, Change in Net Asset Available for Benefit, Increase	84,822,614
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(26,967,260)
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	(223,927)
EBP, Change in Net Asset Available for Benefit, Decrease	(27,191,187)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	57,631,427
EBP, Net Asset Available for Benefit	$ 337,402,015